Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives not designated as hedging:
Total derivatives	$ (5)	$ 4	$ 69
Financial income (expense), net [Member]
Derivatives not designated as hedging:
Foreign exchange forward contracts	$ (5)	$ 4	$ 69